Discontinued Operations (Details) - USD ($) $ in Thousands		1 Months Ended
	Oct. 03, 2018	Jun. 27, 2019	Apr. 08, 2019	Dec. 31, 2018	Jul. 31, 2018
Disclosure of discontinued operations [text block] [Abstract]
Aggregate loan amount					$ 1,625
Accrued interest percent					9.00%
Converted equity percentage	82.36%
Acquisition amount				$ 160
THR’s acquisition in the amount				$ 273
Amount of income (loss)	$ 2,400	$ 616
Aggregate of additional loan amount			$ 822
Interest percentage			9.00%